Prospectus Supplement

John Hancock Investment Trust

Seaport Long/Short Fund (the fund)

Supplement dated July 22, 2021 to the current prospectus, as may be supplemented (the Prospectus)

Effective June 30, 2022, Robert L. Deresiewicz will no longer serve on the fund’s investment management team, and effective July 1, 2022, Wen Shi, PhD, CFA will be added as a leader of the fund’s investment management team. Accordingly, as of June 30, 2022, all references to Mr. Deresiewicz will be removed from the Prospectus. Effective immediately, the following amends and restates in its entirety the fund’s portfolio manager information in the “Fund summary” section under the heading “Portfolio management”:

Steven C. Angeli, CFA Senior Managing Director and Equity Portfolio Manager Managed the fund since 2013	Jennifer N. Berg, CFA Senior Managing Director and Global Industry Analyst Managed the fund since 2013	Robert L. Deresiewicz[1] Senior Managing Director and Global Industry Analyst Managed the fund since 2013
Ann C. Gallo Senior Managing Director and Global Industry Analyst Managed the fund since 2013	Bruce L. Glazer Senior Managing Director and Global Industry Analyst Managed the fund since 2013	Jean M. Hynes, CFA[2] Senior Managing Director and Global Industry Analyst Managed the fund since 2013
Wen Shi, PhD, CFA Managing Director and Global Industry Analyst Managing the fund effective July 1, 2022	Rebecca D. Sykes, CFA Senior Managing Director and Global Industry Analyst Managed the fund since 2021	Keith E. White Senior Managing Director and Equity Portfolio Manager Managed the fund since 2016

1 Effective June 30, 2022, Robert L. Deresiewicz will no longer serve on the fund’s investment management team.

2 Effective September 1, 2021, Jean M. Hynes, CFA will no longer serve on the fund’s investment management team.

Additionally, the following will be added to the fund’s portfolio manager information in the “Fund details” section under the heading “Who’s who – Subadvisor”:

Wen Shi, PhD, CFA

•	Managing Director and Global Industry Analyst
•	Managing the fund effective July 1, 2022
•	Joined Wellington Management as an investment professional in 2015

Effective July 1, 2022, Steven C. Angeli, CFA, Jennifer N. Berg, CFA, Ann C. Gallo, Bruce L. Glazer, Wen Shi, PhD, CFA, Rebecca D. Sykes, CFA, and Keith E. White will serve as leaders of the fund’s investment management team and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Investment Trust

Seaport Long/Short Fund (the fund)

Supplement dated July 22, 2021 to the current statement of additional information, as may be supplemented (the SAI)

Effective June 30, 2022, Robert L. Deresiewicz will no longer serve on the fund’s investment management team. Accordingly, as of June 30, 2022, all references to Mr. Deresiewicz will be removed from the SAI.

You should read this supplement in conjunction with the SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.